Prepayments and Other Current Assets - Summary of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Advances to suppliers	$ 1,152,588	$ 748,672
Deductible input VAT	427,362	395,398
Receivables from third party payment platforms	28,767	53,419
Prepayment to service vendors	2,996,226	4,463,506
Receivables from underwriter	0	427,172
Others	680,530	409,196
Prepayments and other current assets	$ 5,285,473	$ 6,497,363